UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 20, 2009

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     100
Form 13F Information Table Value Total:     312158
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      438  8813.00 SH       SOLE                  8813.00
Abbott Laboratories            COM              002824100     3160 66253.00 SH       SOLE                 66253.00
Actuant Corp Cl A              COM              00508X203     1104 106870.00SH       SOLE                106870.00
Alliance Data Sys Corp         COM              018581108     6213 168150.00SH       SOLE                168150.00
Ametek Inc                     COM              031100100    11086 354510.00SH       SOLE                354510.00
Amphenol Corp Cl A             COM              032095101     6704 235325.00SH       SOLE                235325.00
Aptargroup Inc                 COM              038336103    11391 365812.00SH       SOLE                365812.00
BP plc - Sponsored ADR         COM              055622104      273  6805.00 SH       SOLE                  6805.00
Baldor Electric                COM              057741100     1931 133266.00SH       SOLE                133266.00
Bank Of America Corp           COM              060505104      135 19804.00 SH       SOLE                 19804.00
Baxter International Inc       COM              071813109     1251 24419.00 SH       SOLE                 24419.00
Beckman Coulter Inc            COM              075811109     8348 163650.00SH       SOLE                163650.00
Becton, Dickinson & Co         COM              075887109     1642 24425.00 SH       SOLE                 24425.00
Bed Bath & Beyond Inc          COM              075896100     5310 214527.00SH       SOLE                214527.00
C R Bard                       COM              067383109    12691 159200.00SH       SOLE                159200.00
C.H. Robinson Worldwide        COM              12541w209     8901 195150.00SH       SOLE                195150.00
CVS/Caremark Corp              COM              126650100      241  8750.00 SH       SOLE                  8750.00
Capital One Financial Corp     COM              14040H105      467 38139.00 SH       SOLE                 38139.00
Charles River Labs             COM              159864107     2428 89250.00 SH       SOLE                 89250.00
Chevron Texaco Corp            COM              166764100     1534 22808.00 SH       SOLE                 22808.00
Cisco Systems Inc              COM              17275R102      331 19742.00 SH       SOLE                 19742.00
Citigroup Inc                  COM              172967101       49 19434.00 SH       SOLE                 19434.00
City National Corp             COM              178566105     3352 99250.00 SH       SOLE                 99250.00
Colgate-Palmolive Co           COM              194162103      363  6150.00 SH       SOLE                  6150.00
Columbia Banking System Inc    COM              197236102      381 59550.00 SH       SOLE                 59550.00
Composite Tech Corp            COM              20461S108        7 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     1722 37175.00 SH       SOLE                 37175.00
Covidien Ltd                   COM              G2552X108      745 22400.00 SH       SOLE                 22400.00
Danaher Corp                   COM              235851102    13349 246193.00SH       SOLE                246193.00
Dentsply International Inc     COM              249030107     6907 257250.00SH       SOLE                257250.00
Donaldson Co                   COM              257651109    11352 422946.00SH       SOLE                422946.00
Dun & Bradstreet Corp          COM              26483E100     8651 112350.00SH       SOLE                112350.00
Ecolab Inc                     COM              278865100     2285 65800.00 SH       SOLE                 65800.00
Edwards Lifesciences           COM              28176E108     6545 107950.00SH       SOLE                107950.00
Equifax Inc                    COM              294429105     7350 300625.00SH       SOLE                300625.00
Exxon Mobil Corp               COM              30231G102     3110 45666.00 SH       SOLE                 45666.00
Fastenal Co.                   COM              311900104     2627 81700.00 SH       SOLE                 81700.00
Fidelity National Information  COM              31620M106     5674 311750.00SH       SOLE                311750.00
Fifth Third Bancorp            COM              316773100       79 27192.00 SH       SOLE                 27192.00
Financial Select Sector SPDR   COM              81369Y605      295 33525.00 SH       SOLE                 33525.00
Fiserv, Inc                    COM              337738108    11996 329023.00SH       SOLE                329023.00
General Electric Co            COM              369604103     1490 147349.00SH       SOLE                147349.00
Global Payments Inc.           COM              37940X102     5740 171800.00SH       SOLE                171800.00
Henry Schein Inc               COM              806407102     5850 146275.00SH       SOLE                146275.00
Honeywell Intn'l Inc           COM              438516106      359 12873.00 SH       SOLE                 12873.00
Hospira Inc                    COM              441060100     7244 234745.00SH       SOLE                234745.00
IMS Health Inc                 COM              449934108      757 60700.00 SH       SOLE                 60700.00
ITT Corporation                COM              450911102     7706 200300.00SH       SOLE                200300.00
Idex Corp                      COM              45167R104     9823 449138.00SH       SOLE                449138.00
Int'l Business Machines        COM              459200101     1370 14139.00 SH       SOLE                 14139.00
Intel Corp                     COM              458140100      291 19365.54 SH       SOLE                 19365.54
Interline Brands Inc           COM              458743101      773 91700.00 SH       SOLE                 91700.00
Inventiv Health Inc            COM              46122E105     1636 200500.00SH       SOLE                200500.00
J P Morgan Chase & Co          COM              46625H100      258  9703.00 SH       SOLE                  9703.00
Johnson & Johnson              COM              478160104     1540 29285.00 SH       SOLE                 29285.00
Landstar System Inc            COM              515098101     1697 50700.00 SH       SOLE                 50700.00
Lender Processing Services     COM              52602e102     5433 177500.00SH       SOLE                177500.00
M & T Bank Corp                COM              55261F104     3507 77525.00 SH       SOLE                 77525.00
MSC Industrial Direct Co Cl A  COM              553530106     6773 218000.00SH       SOLE                218000.00
Macquarie Power Income Fund    COM              556084101       67 16500.00 SH       SOLE                 16500.00
Marshall & Ilsley Corp New     COM              571837103      584 103698.00SH       SOLE                103698.00
McDonald's Corp                COM              580135101      230  4220.00 SH       SOLE                  4220.00
Merck & Co                     COM              589331107      633 23678.00 SH       SOLE                 23678.00
Metavante Technologies         COM              591407101     3901 195435.99SH       SOLE                195435.99
Micron Technology              COM              595112103      118 29042.00 SH       SOLE                 29042.00
Microsoft Corp                 COM              594918104      260 14154.00 SH       SOLE                 14154.00
Mylan Laboratories             COM              628530107      155 11550.00 SH       SOLE                 11550.00
New York Community Bancorp     COM              649445103      124 11100.00 SH       SOLE                 11100.00
Oracle Corp                    COM              68389X105      186 10310.00 SH       SOLE                 10310.00
PNC Financial Serv. Group      COM              693475105     1691 57730.00 SH       SOLE                 57730.00
Pactiv Corp                    COM              695257105     1817 124537.00SH       SOLE                124537.00
Pentair Inc                    COM              709631105     2618 120800.00SH       SOLE                120800.00
PepsiCo, Inc                   COM              713448108      425  8254.00 SH       SOLE                  8254.00
Peyto Energy Trust             COM              717045108       74 12000.00 SH       SOLE                 12000.00
Pfizer Inc                     COM              717081103      284 20857.00 SH       SOLE                 20857.00
Pharmaceutical Product Devel   COM              717124101     3631 153090.00SH       SOLE                153090.00
Proctor & Gamble Co            COM              742718109      592 12566.00 SH       SOLE                 12566.00
Quest Diagnostics Inc          COM              74834L100    11130 234422.00SH       SOLE                234422.00
Robert Half Int'l Inc          COM              770323103     2300 129000.00SH       SOLE                129000.00
Rockwell Collins, Inc          COM              774341101     4756 145725.00SH       SOLE                145725.00
Royal Dutch Shell PLC-ADR A    COM              780259206      263  5940.00 SH       SOLE                  5940.00
Sealed Air Corp                COM              81211K100     3958 286807.00SH       SOLE                286807.00
Teleflex Inc                   COM              879369106     4101 104900.00SH       SOLE                104900.00
Texas Instruments              COM              882508104      263 15925.00 SH       SOLE                 15925.00
Thermo Fisher Scientific Inc   COM              883556102     6797 190550.00SH       SOLE                190550.00
U.S. Bancorp                   COM              902973304     2470 169069.86SH       SOLE                169069.86
United Parcel Srvc Cl B        COM              911312106      651 13225.00 SH       SOLE                 13225.00
United Technologies Corp       COM              913017109     2222 51695.00 SH       SOLE                 51695.00
Varian Medical Systems         COM              92220P105     2670 87700.00 SH       SOLE                 87700.00
W R Berkley Corp               COM              084423102      701 31100.00 SH       SOLE                 31100.00
Wal-Mart Stores                COM              931142103      204  3912.00 SH       SOLE                  3912.00
Waters Corp                    COM              941848103     4000 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     1551 108944.00SH       SOLE                108944.00
Westamerica Bancorp            COM              957090103     4289 94150.00 SH       SOLE                 94150.00
Western Union Co               COM              959802109     4786 380759.00SH       SOLE                380759.00
Zions Bancorporation           COM              989701107     1821 185295.00SH       SOLE                185295.00
Franklin Oregon Tax Free Incom COM              354723785      278 24987.3510SH      SOLE               24987.3510
Harbor International Fd Ins    COM              411511306      230 6759.5610SH       SOLE                6759.5610
UMB Scout Intl Fund            COM              904199403      214 11053.1370SH      SOLE               11053.1370
Vanguard 500 Index Fund        COM              922908108      446 6077.9270SH       SOLE                6077.9270